Consolidated Statement of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net result attributable to shareholders	SFr (61,984)	SFr 117,853	SFr (63,785)
Adjustments for:
Depreciation and amortization	2,420	2,388	2,565
Share-based compensation costs	5,207	5,088	4,085
Change in employee benefits	535	1,147	1,073
Income tax	0	0	2
Financial income	(4,279)	(1,859)	(191)
Financial expenses	5,155	619	556
Changes in working capital:
Change in other current assets	1,424	1,787	(4,445)
Change in trade and other receivables	(933)	25,264	(23,374)
Change in trade and other payables	(812)	(5,339)	1,656
Change in contract liability	(5,713)	(25,190)	(10,651)
Change in accrued expenses	45	(2,434)	2,290
Exchange (loss) gain on working capital positions	(21)	(98)	(144)
Interest paid	(34)	(646)	(583)
Income taxes paid	0	0	0
Other financial expense	(15)	(14)	(8)
Net cash (used in) from operating activities	(59,005)	118,566	(90,953)
Proceeds from investments in short-term time deposits	319,443	199,219	67,876
Investments in short-term time deposits	(277,825)	(299,417)	(88,876)
Acquisition of property, plant and equipment	(575)	(1,177)	(933)
Acquisition of intangible assets	(233)	(240)	(374)
Interest received	3,827	494	70
Net cash from (used in) investing activities	44,637	(101,121)	(22,237)
Proceeds from issuance of new shares, net of transaction costs	0	0	51,493
Investments in treasury shares	0	(631)	0
Proceeds from exercise of stock options, net of transaction costs	31	250	267
Payment of lease liabilities	(1,198)	(1,189)	(1,179)
Net cash (used in) from financing activities	(1,167)	(1,570)	50,581
Exchange (loss) gain on cash positions	(5,102)	258	701
Net (decrease) increase in cash and cash equivalents	(20,637)	16,133	(61,907)
Cash and cash equivalents at January 1	87,946	71,813	133,721
Cash and cash equivalents at December 31	SFr 67,309	SFr 87,946	SFr 71,813